Shareholder Report	6 Months Ended
May 31, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000246166 [Member]
Shareholder Report [Line Items]
Fund Name	CCM Global Equity ETF
Class Name	CCM Global Equity ETF
Trading Symbol	CCMG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CCM Global Equity ETF (the “Fund”) for the period of January 17, 2024 to May 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(215) 882-9983
Additional Information Website	www.ccm-etf.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$7	0.19%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
Global equity markets were broadly higher for the Period. The MSCI ACWI All Cap Index, which represents a diversified allocation to global equities, delivered a return of 10.81%. During the Period, U.S. stocks performed best, led by strong gains from large growth-oriented companies such as NVIDIA.
As a diversified global equity fund, which provides investors exposure to large-, mid-, and small-cap stocks both domestically and internationally, the Fund benefited from the favorable return environment. During this Period, the Fund produced a return of 9.51%.
The orientation of the Fund to profitable companies selling at attractive valuations led to underperformance for the Fund relative to the MSCI ACWI All Cap Index, as investor appetite to pay higher prices for growth company stocks increased. The strong performance of growth stocks during the period pushed the price-to-free cash flow (“P/FCF”) for the MSCI ACWI All Cap Index up from 26.3 at the end of January, to 28.0 at the end of May. In contrast, the P/FCF ratio for the Fund has declined from 18.8 to 17.0 during the period.

Line Graph [Table Text Block]

PERFORMANCE OF HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE CUMULATIVE RETURNS
Since Inception (1/17/2024)
CCM Global Equity ETF - NAV	9.51%
CCM Global Equity ETF - Market	9.47%
MSCI ACWI All Cap Index	10.81%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Visit www.ccm-etf.com for more recent performance information.

Performance Inception Date	Jan. 17, 2024
Net Assets	$ 871,689,998
Holdings Count | holding	214
Advisory Fees Paid, Amount	$ 1,049,937
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$871,689,998	Advisory Fees	$1,049,937
# of Portfolio Holdings	214	Fees Waived and/or Expenses Reimbursed	$(464,297)
Portfolio Turnover Rate*	55%	Net Advisory Fees Paid	$585,640
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

ASSET CLASSES (as a % of Net Assets)
U.S. Equity ETFs and U.S. Common Stocks	59.1%
Developed Markets Equity ETFs	27.1%
Emerging Markets Equity ETFs	9.9%
Real Estate Equity ETFs	3.6%
Short-Term Investments	0.4%
Liabilities in Excess of Other Assets (1)	(0.1)%
Total	100.0%
(1) Cash, cash equivalents and liabilities in excess of other assets.

ASSET WEIGHTING (as a % of Net Assets)

Material Fund Change Expenses [Text Block]
Material Fund Changes
Effective July 18, 2024, the Fund’s Board of Trustees reduced the Fund’s management fee to 0.33% of the Fund’s average daily net assets. For more complete information, you may review the Fund’s prospectus at www.ccm-etf.com. You may request a copy of the Fund’s prospectus by calling (215) 882-9983.